Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of key terms and conditions related to the grants
Plan	Number of options outstanding	Vesting conditions	Contractual life of options
Equity Incentive Plan Board	279,771	1 year service from grant date	6 years
Equity Incentive Plan Management & Staff	523,881	2 years’ service from grant date (50%)	8 years
Equity Incentive Plan Management & Staff	523,881	3 years’ service from grant date (50%)	8 years

Schedule of fair value of the options measured
Stock Option Plan
	Equity Incentive Plan 2021	Equity Incentive Plan 2021	Equity Incentive Plan 2020	Equity Incentive Plan 2020
Fair value at grant date	USD 0.932 (2 year vesting) 1) USD 1.107 (3 year vesting) 1)	USD 1.241 (1 year vesting) 2) USD 1.850 (2 year vesting) 2) USD 2.183 (3 year vesting) 2)	USD 0.325 (2 year vesting) 1) USD 0.391 (3 year vesting) 1)	USD 0.258 (1 year vesting) 2) USD 0.514 (2 year vesting) 2) USD 0.578 (3 year vesting) 2)
Share price at grant date	USD 1.64	USD 3.54	USD 0.79	USD 0.92
Exercise price	USD 1.889	USD 3.511	USD 0.878	USD 0.825
Expected volatility	93.4%	101.3%	84.96%	72.72%
Expected life	2 and 3 years	1, 2 and 3 years	2 and 3 years	1, 2 and 3 years
Expected dividends	—	—	—	—
Risk-free interest rate	0.47%	0.06%	0.82%	0.61%

Schedule of number and weighted average exercise prices
	2021			2020
	Number of options	Weighted average exercise price	Weighted average remaining term	Number of options	Weighted average exercise price	Weighted average remaining term
Outstanding at January 1	1,038,537	1.58	7.01	324,053	3.01	7.60
Expired during the year	—	—	—	—	—	—
Forfeited during the year	(51,290)	—	—	—	—	—
Exercised during the year	—	—	—	—	—	—
Granted during the year	342,263	2.27	—	714,484	0.87	—
Outstanding at December 31	1,329,510	1.65	6.56	1,038,537	1.58	7.01
Exercisable at December 31	288,446	—	—	37,576	—	—